UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 80.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/25	$1,000	$1,236,430
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	765,115
Vermont Municipal Bond Bank, 5.00%, 12/1/22	435	511,199

		$2,512,744

Education — 1.5%
New York Dormitory Authority, (School Districts), 5.00%, 10/1/25	$1,000	$1,217,400
University of North Texas, 5.00%, 4/15/18	290	296,418
University of North Texas, 5.00%, 4/15/21	300	338,517

		$1,852,335

Electric Utilities — 0.6%
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/22	$600	$691,974

		$691,974

Escrowed/Prerefunded — 6.9%
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/44	$9,500	$2,822,545
Maryland, Prerefunded to 8/1/19, 5.00%, 8/1/20	5,000	5,368,350

		$8,190,895

General Obligations — 44.2%
Arkansas, 5.00%, 6/15/21	$5,000	$5,692,300
Beaufort County School District, SC, 5.00%, 3/1/19(1)	5,370	5,673,620
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/23	2,000	1,802,600
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,050	3,355,397
Georgia, 5.00%, 7/1/19(1)	3,070	3,284,255
Holden, MA, 5.00%, 6/15/21	625	711,738
Irving, TX, 4.00%, 9/15/26	1,190	1,371,642
Judson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/25	1,870	2,275,154
King County, WA, 5.00%, 1/1/27	1,000	1,157,330
Liberty Hill Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	315	298,097
Maryland, 5.00%, 3/1/22	2,000	2,316,260
Massachusetts, 5.00%, 7/1/23	2,000	2,377,920
Minnesota, 5.00%, 8/1/23	500	596,860
Mississippi, 5.00%, 10/1/25	1,735	2,128,706
Montgomery County, MD, 5.00%, 11/1/26	2,000	2,445,440
North Carolina, 5.00%, 6/1/24	4,000	4,860,640
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 1/1/20	875	936,539
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	365	445,990
Richardson, TX, 5.00%, 2/15/18	2,890	2,934,708
Rose Tree Media School District, PA, 3.00%, 2/1/20	380	395,021

Security	Principal Amount (000’s omitted)	Value
Utah, Series 2011A, 5.00%, 7/1/19	$3,300	$3,530,901
Victor Valley Union High School District, CA, (Election of 2008), Prerefunded to 8/1/23, 0.00%, 8/1/48	7,310	1,556,372
Wisconsin, 5.00%, 5/1/20	2,255	2,480,049

		$52,627,539

Hospital — 6.4%
Allen County, OH, Hospital Facilities, (Catholic Healthcare Partners), 5.00%, 9/1/20(1)	$6,500	$7,182,695
Middlesex County, NJ, 2.00%, 6/1/21	380	390,864

		$7,573,559

Lease Revenue/Certificates of Participation — 1.5%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/27	$1,000	$1,247,360
Orange County School Board, FL, 5.00%, 8/1/19	500	535,645

		$1,783,005

Other Revenue — 0.8%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.291%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(2)	$1,000	$1,003,490

		$1,003,490

Transportation — 10.7%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.459%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(2)	$2,500	$2,510,275
New York State Thruway Authority, 5.00%, 4/1/18(1)	10,000	10,206,600

		$12,716,875

Water and Sewer — 6.2%
California Department of Water Resources, (Central Valley Project), 1.16%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(2)	$2,000	$1,999,920
Metropolitan Water District of Southern California, 1.32%, (SIFMA + 0.38%), 3/27/18 (Put Date), 7/1/36(2)	3,750	3,750,750
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,615,534

		$7,366,204

Total Tax-Exempt Municipal Securities — 80.9% (identified cost $94,110,513)		$96,318,620

Taxable Municipal Securities — 13.8%

Security	Principal Amount (000’s omitted)	Value
Education — 2.6%
University of North Carolina at Chapel Hill, 2.089%, 12/1/22	$1,500	$1,494,795
University of North Carolina at Chapel Hill, 2.098%, 12/1/19	1,135	1,143,081
University of North Carolina at Chapel Hill, 2.355%, 12/1/20	500	506,115

		$3,143,991

Electric Utilities — 1.2%
Energy Northwest, WA, (Columbia Generating Station), 2.803%, 7/1/21	$1,420	$1,450,956

		$1,450,956

Security	Principal Amount (000’s omitted)	Value
General Obligations — 3.2%
Georgia, 2.38%, 2/1/24	$1,500	$1,490,520
Los Angeles, CA, 2.44%, 9/1/22	1,090	1,089,150
Olentangy Local School District, OH, Series A, 5.00%, 12/1/19	1,200	1,282,428

		$3,862,098

Special Tax Revenue — 4.2%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2.86%, 8/1/25	$5,000	$4,999,950

		$4,999,950

Transportation — 2.6%
Port Authority of New York and New Jersey, 3.001%, 10/15/22	$1,000	$1,029,750
Port of Seattle, WA, 2.43%, 5/1/22	2,000	1,999,720

		$3,029,470

Total Taxable Municipal Securities — 13.8% (identified cost $16,510,685)		$16,486,465

U.S. Treasury Obligations — 5.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.75%, 5/31/22	$1,500	$1,489,863
U.S. Treasury Note, 2.00%, 6/30/24	2,750	2,724,702
U.S. Treasury Note, 2.00%, 8/15/25	500	491,319
U.S. Treasury Note, 2.50%, 8/15/23	2,000	2,051,289

Total U.S. Treasury Obligations — 5.7% (identified cost $6,795,684)		$6,757,173

Total Purchased Options — 0.1% (identified cost $232,758)		$78,785

Total Investments — 100.5% (identified cost $117,649,640)		$119,641,043

Total Written Options — (1.2)% (premiums received $1,212,612)		$(1,387,223)

Other Assets, Less Liabilities — 0.7%		$797,794

Net Assets — 100.0%		$119,051,614

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	16.7%
Texas	11.2%
California	10.0%
Others, representing less than 10% individually	56.8%

Call Options Purchased — 0.0%(3)

Exchange-Traded Options — 0.0%(3)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	81	20,406,816	$2,600	10/2/17	$608
S&P 500 Index	81	20,406,816	2,615	10/6/17	608
S&P 500 Index	81	20,406,816	2,625	10/9/17	810
S&P 500 Index	79	19,902,944	2,645	10/13/17	1,185
S&P 500 Index	79	19,902,944	2,650	10/16/17	1,383
S&P 500 Index	79	19,902,944	2,625	10/18/17	2,567
S&P 500 Index	78	19,651,008	2,645	10/20/17	2,340
S&P 500 Index	79	19,902,944	2,625	10/23/17	3,357
S&P 500 Index	77	19,399,072	2,665	10/27/17	2,416
S&P 500 Index	82	20,658,752	2,600	10/4/17	820
S&P 500 Index	78	19,651,008	2,650	10/25/17	2,925
S&P 500 Index	80	20,154,880	2,625	10/11/17	1,200

Total					$20,219

Put Options Purchased — 0.1%

Exchange-Traded Options — 0.1%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	81	20,406,816	$2,260	10/2/17	$608
S&P 500 Index	81	20,406,816	2,245	10/6/17	1,013
S&P 500 Index	81	20,406,816	2,275	10/9/17	1,620
S&P 500 Index	79	19,902,944	2,290	10/13/17	3,753
S&P 500 Index	79	19,902,944	2,300	10/16/17	4,937
S&P 500 Index	79	19,902,944	2,310	10/18/17	6,517
S&P 500 Index	78	19,651,008	2,300	10/20/17	6,825
S&P 500 Index	79	19,902,944	2,290	10/23/17	7,702
S&P 500 Index	77	19,399,072	2,310	10/27/17	13,196
S&P 500 Index	82	20,658,752	2,245	10/4/17	820
S&P 500 Index	78	19,651,008	2,290	10/25/17	8,775
S&P 500 Index	80	20,154,880	2,290	10/11/17	2,800

Total					$58,566

Call Options Written — (1.0)%

Exchange-Traded Options — (1.0)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	81	20,406,816	$2,500	10/2/17	$(157,950)
S&P 500 Index	81	20,406,816	2,495	10/6/17	(207,765)
S&P 500 Index	81	20,406,816	2,510	10/9/17	(115,425)
S&P 500 Index	79	19,902,944	2,525	10/13/17	(65,175)
S&P 500 Index	79	19,902,944	2,530	10/16/17	(54,115)
S&P 500 Index	79	19,902,944	2,535	10/18/17	(47,795)
S&P 500 Index	78	19,651,008	2,525	10/20/17	(89,700)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	79	19,902,944	$2,525	10/23/17	$(98,750)
S&P 500 Index	77	19,399,072	2,540	10/27/17	(49,944)
S&P 500 Index	82	20,658,752	2,500	10/4/17	(168,920)
S&P 500 Index	78	19,651,008	2,530	10/25/17	(86,970)
S&P 500 Index	80	20,154,880	2,520	10/11/17	(75,600)

Total					$(1,218,109)

Put Options Written — (0.2)%

Exchange-Traded Options — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	81	20,406,816	$2,380	10/2/17	$(608)
S&P 500 Index	81	20,406,816	2,365	10/6/17	(2,025)
S&P 500 Index	81	20,406,816	2,395	10/9/17	(4,050)
S&P 500 Index	79	19,902,944	2,410	10/13/17	(9,875)
S&P 500 Index	79	19,902,944	2,425	10/16/17	(14,615)
S&P 500 Index	79	19,902,944	2,430	10/18/17	(19,355)
S&P 500 Index	78	19,651,008	2,420	10/20/17	(20,280)
S&P 500 Index	79	19,902,944	2,410	10/23/17	(21,132)
S&P 500 Index	77	19,399,072	2,435	10/27/17	(43,784)
S&P 500 Index	82	20,658,752	2,365	10/4/17	(1,230)
S&P 500 Index	78	19,651,008	2,410	10/25/17	(24,960)
S&P 500 Index	80	20,154,880	2,410	10/11/17	(7,200)

Total					$(169,114)

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(3)	Amount is less than 0.05%.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

At September 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$78,785	$—
Written options	—	(1,387,223)

Total	$78,785	$(1,387,223)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$96,318,620	$—	$96,318,620
Taxable Municipal Securities	—	16,486,465	—	16,486,465
U.S. Treasury Obligations	—	6,757,173	—	6,757,173
Call Options Purchased	20,219	—	—	20,219
Put Options Purchased	58,566	—	—	58,566
Total Investments	$78,785	$119,562,258	$—	$119,641,043

Liability Description
Call Options Written	$(1,218,109)	$—	$—	$(1,218,109)
Put Options Written	(169,114)	—	—	(169,114)
Total	$(1,387,223)	$—	$—	$(1,387,223)

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017